INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of income tax expense (benefit)
	2014	2013
Current
Federal	$—	$19
State	—	—
Deferred	82	268
Change in valuation allowance	(1,790)	(287)

Total	$(1,708)	$—

Schedule of effective tax rates differ from federal statutory rates applied to financial statement income

	2014	2013

Income tax at federal statutory rate (34%)	$134	$307
Effect of:
State taxes, net of federal benefit	10	43
Other, net	(62)	(63)
Change in valuation allowance	(1,790)	(287)

Total	$(1,708)	$—

Effective tax rate	NA	0.0%

Schedule of net deferred tax assets included in other assets in the consolidated statements of financial condition

	2014	2013
Deferred tax assets
Allowance for loan losses	$432	$563
Accrued expenses	664	621
Reserve for uncollectible interest	31	46
OREO valuation allowances	137	106
Unrealized gain on securities available-for-sale	14	270
Net operating loss carryforwards	1,734	1,767
Other, net	7	—
	3,019	3,373
Deferred tax liabilities
Premises and equipment	(331)	(302)
FHLB stock dividends	(127)	(131)
Deferred loan fees	79	(75)
Other, net	—	(41)
	(537)	(549)
Net deferred tax asset	2,482	2,824
Valuation allowance	—	(1,790)

Net deferred tax asset	$2,482	$1,034